CONSOLIDATED STATEMENTS OF INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY
Revenue	1,026,168 [1]	$ 960,661	5,895,962	6,918,807	29,022
Cost of revenue	(779,114)	(715,552)	(4,391,630)	(5,383,062)	(17,345)
Gross profit	247,054	245,109	1,504,332	1,535,745	11,677
Operating expenses:
Selling, general and administrative expenses	(271,112)	(222,387)	(1,364,878)	(1,361,201)	(98,671)
Research and development expenses	(7,033)	(4,795)	(29,426)	(32,037)	(114)
Impairment loss on land use rights and non-current prepayments	0	(58,208)	(357,248)	0	0
Impairment loss on goodwill	0	(143,903)	(883,192)	0	0
Total operating expenses	(278,145)	(429,293)	(2,634,744)	(1,393,238)	(98,785)
Operating (loss) income	(31,091)	(184,184)	(1,130,412)	142,507	(87,108)
Other income(expense)
Interest income	14,123	2,261	13,875	57,494	22,448
Interest and financing expenses	(22,316)	(14,738)	(90,454)	(118,548)	(2,266)
Exchange gain (loss)	(12,834)	4,338	26,624	9,153	(2,843)
Unrealized gain in investment	55,542	0	0	0	1,946
Other expense	(3,162)	(5,428)	(33,308)	(35,443)	(1,341)
Other income	2,251	2,730	16,754	29,057	20,634
Loss on disposal of investment under equity method	0	(2,117)	(12,994)	0	0
Income (loss) from equity investments	10,232	(115)	(705)	(1,924)	(2,223)
Income (loss) before income tax	12,745	(197,253)	(1,210,620)	82,296	(50,753)
Income tax	1,096	(4,638)	(28,467)	(13,630)	(7,104)
Income (Loss) from continuing operations	13,841	(201,891)	(1,239,087)	68,666	(57,857)
Income (loss) from discontinued operations	(2,852)	0	0	0	(1,314)
Net Income (loss)	10,989	(201,891)	(1,239,087)	68,666	(59,171)
Net income (loss) attributable to the non-controlling interest	7,378	63,552	390,046	(84,648)	0
Net income (loss) attributable to the Company	18,367	(138,339)	(849,041)	(15,982)	(59,171)
Earnings (loss) per ordinary share:
Earnings (loss) per share from continuing operations - basic and diluted	0.18	$ (1.25)	(7.67)	(0.14)	(0.49)
Earnings (loss) per share from discontinued operations - basic and diluted	(0.01)	$ 0	0	0	(0.01)
Earnings (loss) per share - basic and diluted	0.17	$ (1.25)	(7.67)	(0.14)	(0.50)
Weighted average number of ordinary shares outstanding - Basic and diluted	110,766,600	110,766,600	110,766,600	110,766,600	118,377,357
Amounts attributable to Company's common shareholders
Income (loss) from continuing operations, net of tax	19,520	(138,339)	(849,041)	(15,982)	(57,857)
Discontinued operations, net of tax	(1,153)	0	0	0	(1,314)
Net income (loss)	18,367	$ (138,339)	(849,041)	(15,982)	(59,171)

[1]	Revenue from countries other than China represents only two months results as a result of PGW acquisition.